497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004
EQUITABLE ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
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This supplement modifies certain information in each of the above-referenced Prospectus and Statement of Additional Information dated May 1, 2004, as previously supplemented to date (together, the "Prospectus"), in the state of Massachusetts only. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

1. In "Contract features and benefits" under "How can you purchase and contribute to your contract," please note the following changes in the table:

    The following is added at the end of the of the table after + "If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date."

      Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permitted in your state.

2. In "More information," (for Accumulator(R) Select (SM), Accumulator(R) Elite(SM) and Accumulator(R) Plus(SM)) under "Automatic investment program -- for NQ contracts only," or (for Accumulator(R)) under "Automatic investment program -- for NQ, Flexible Premium IRA and Flexible Premium Roth IRA contracts only," the following sentence has been added at the end of the first paragraph:

    Please see Appendix VII later in this Prospectus to see if the automatic investment program is permitted in your state.

3. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus:



 State                  Features and Benefits                          Availability or Variation
------                  --------------------------------------------   --------------------------------------------
  Massachusetts

                        Automatic investment program                   o Not available

                        Annual administrative charge                   o The annual administrative charge will not
                                                                         be deducted from amounts allocated to
                                                                         the Guaranteed interest option.

                        See "How can you purchase and contribute       o Subsequent contributions are limited as
                        to your contract" in "Contract features and      follows:
                        benefits" (Not applicable for Accumulator(R)
                        Select(SM))                                      1. For Accumulator(R) -- Additional
                                                                            contributions are limited to the first
                                                                            three years after the contract issue date
                                                                            only.

                                                                         2. For Accumulator(R) Elite(SM) and
                                                                            Accumulator(R) Plus(SM) -- Additional
                                                                            contributions are limited to the first two
                                                                            years after the contract issue date only.

                        See "Withdrawal charge" in "Charges and        o The withdrawal charge will not be waived
                        expenses" (Not applicable for Accumulator(R)     if the annuitant has qualified to receive
                        Select(SM))                                      social security disability benefits.

                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104

IM-04-26 Supp (10/04)                                      Cat. # 134361 (10/04)
Accumulator 04 Series - MA                                               x00857
182035v2

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) PLUS(SM)
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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statements of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

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 Portfolio Name                Portfolio Objective                                          Adviser(s)
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EQ/ENTERPRISE EQUITY          Seeks long-term capital appreciation.                        o TCW Investment Management Company
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EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
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EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
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EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
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EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
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EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
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B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


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                                                                                     Total
                                                                                     Annual      Fee Waivers
                                                                        Underlying   Expenses       and/or
                                                                        Portfolio    (Before       Expense         Net
                                  Management       12b-1     Other      Fees and     Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees          Fees    Expenses     Expenses    Limitation)      ments*       Expenses
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EQ/Enterprise Equity                 0.80%         0.25%     0.09%          N/A       1.14%           0.00%       1.14%
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EQ/Enterprise Equity Income          0.75%         0.25%     0.28%          N/A       1.28%          (0.23)%      1.05%
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EQ/Enterprise Growth                 0.75%         0.25%     0.09%          N/A       1.09%           0.00%       1.09%
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EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%          N/A       1.23%          (0.18)%      1.05%
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EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%          N/A       1.43%          (0.13)%      1.30%
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EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%          N/A       1.13%           0.00%       1.13%
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Expenses of the portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a waiver fee reimbursement. The Manager has entered into expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


IM-04-10Supp (10/04)
Accum 04/New/Inforce Biz                                          133934 (10/04)
180368v1                                                                  X00840

C.   EXAMPLE+

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus) would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purposes of this example of $1.60 per $10,000. Some of these features may not be available or may be different under your contract. The tables take into account the maximum fees and charges applicable to all contracts to which this Supplement applies, including any optional benefits charges, which may or may not be available under your contract.

The fixed maturity options and guaranteed interest option are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------
                                                If you surrender your contract at the
                                                  end of the applicable time period
--------------------------------------------------------------------------------------------------
                                         1 yr          3 yrs          5 yrs          10 yrs
--------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 1,260.70     $ 2,111.83     $ 3,004.38     $ 5,082.40
--------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 1,275.99     $ 2,156.42     $ 3,076.41     $ 5,213.71
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EQ/Enterprise Growth                 $ 1,255.24     $ 2,095.88     $ 2,978.55     $ 5,035.02
--------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 1,270.53     $ 2,140.51     $ 3,050.74     $ 5,167.04
--------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 1,292.37     $ 2,204.03     $ 3,153.10     $ 5,352.25
--------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 1,259.61     $ 2,108.64     $ 2,999.22     $ 5,072.94
--------------------------------------------------------------------------------------------------



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                                                                                                 If you do not surrender
                                                                                                    your contract at
                                                If you annuitize at the end of the              the end of the applicable
                                                      applicable time period                           time period
----------------------------------------------------------------------------------------------------------------------------------
                                        1 yr         3 yrs          5 yrs          10 yrs         1 yr         3 yrs
----------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 810.70     $ 1,761.83     $ 2,754.38     $ 5,432.40     $ 460.70     $ 1,411.83
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EQ/Enterprise Equity Income          $ 825.99     $ 1,806.42     $ 2,826.41     $ 5,563.71     $ 475.99     $ 1,456.42
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EQ/Enterprise Growth                 $ 805.24     $ 1,745.88     $ 2,728.55     $ 5,385.02     $ 455.24     $ 1,395.88
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EQ/Enterprise Growth and Income      $ 820.53     $ 1,790.51     $ 2,800.74     $ 5,517.04     $ 470.53     $ 1,440.51
----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 842.37     $ 1,854.03     $ 2,903.10     $ 5,702.25     $ 492.37     $ 1,504.03
----------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 809.61     $ 1,758.64     $ 2,749.22     $ 5,422.94     $ 459.61     $ 1,408.64
----------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                      If you do not surrender your
                                              contract at
                                     the end of the applicable time
                                                 period
--------------------------------------------------------------------------------
                                        5 yrs          10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 2,404.38     $ 5,082.40
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 2,476.41     $ 5,213.71
--------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 2,378.55     $ 5,035.02
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 2,450.74     $ 5,167.04
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 2,553.10     $ 5,352.25
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 2,399.22     $ 5,072.94
--------------------------------------------------------------------------------

D.   HYPOTHETICAL ILLUSTRATION+


VARIABLE DEFERRED ANNUITY
ACCUMULATOR PLUS
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
MALE, ISSUE AGE 60
BENEFITS:
  GREATER OF 6% ROLL-UP OR THE ANNUAL RATCHET TO AGE 85 GUARANTEED MINIMUM DEATH
    BENEFIT
  PROTECTION PLUS
  GUARANTEED MINIMUM INCOME BENEFIT



                                                        Greater of 6% Roll
                                                                up
                                                         to age 85 or the
                                                              Annual
                                                         Ratchet to age 85
                                                            Guaranteed
                                                           Minimum Death
                    Account Value        Cash Value           Benefit
                 ------------------- ------------------ -------------------
        Contract
  Age     Year       0%        6%       0%        6%        0%        6%
------ --------- --------- --------- -------- --------- --------- ---------
  60        1     104,000   104,000   96,000    96,000   100,000  100,000
  61        2      98,984   105,202   90,984    97,202   106,000  106,000
  62        3      94,067   106,355   87,067    99,355   112,360  112,360
  63        4      89,240   107,451   82,240   100,451   119,102  119,102
  64        5      84,495   108,484   78,495   102,484   126,248  126,248
  65        6      79,824   109,447   74,824   104,447   133,823  133,823
  66        7      75,218   110,334   71,218   106,334   141,852  141,852
  67        8      70,669   111,136   67,669   108,136   150,363  150,363
  68        9      66,169   111,844   66,169   111,844   159,385  159,385
  69       10      61,709   112,451   61,709   112,451   168,948  168,948
  74       15      39,646   113,585   39,646   113,585   226,090  226,090
  79       20      17,157   110,395   17,157   110,395   302,560  302,560
  84       25           0   100,820        0   100,820         0  404,893
  89       30           0    97,093        0    97,093         0  429,187
  94       35           0    95,962        0    95,962         0  429,187
  95       36           0    95,719        0    95,719         0  429,187



                                     Lifetime Annual
                            Guaranteed Minimum Income Benefit
           Total Death     ------------------------------------
          Benefit with        Guaranteed       Hypothetical
         Protection Plus         Income            Income
       ------------------- ------------------ -----------------
  Age      0%        6%        0%       6%        0%       6%
------ --------- --------- --------- -------- --------- -------
  60    100,000  100,000      N/A      N/A       N/A      N/A
  61    108,400  108,400      N/A      N/A       N/A      N/A
  62    117,304  117,304      N/A      N/A       N/A      N/A
  63    126,742  126,742      N/A      N/A       N/A      N/A
  64    136,747  136,747      N/A      N/A       N/A      N/A
  65    147,352  147,352      N/A      N/A       N/A      N/A
  66    158,593  158,593      N/A      N/A       N/A      N/A
  67    170,508  170,508      N/A      N/A       N/A      N/A
  68    183,139  183,139      N/A      N/A       N/A      N/A
  69    196,527  196,527      N/A      N/A       N/A      N/A
  74    276,527  276,527    14,266   14,266    14,266   14,266
  79    383,584  383,584    20,393   20,393    20,393   20,393
  84          0  493,179         0   34,821         0   34,821
  89          0  517,472      N/A      N/A       N/A      N/A
  94          0  517,472      N/A      N/A       N/A      N/A
  95          0  517,472      N/A      N/A       N/A      N/A

The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

+ The Example costs and Hypothetical Illustration investment results include charges, fees and/or expenses for EQ/Wells Fargo Montgomery Small Cap, which is being offered under a separate supplement.

E.   CHANGES OF OWNERSHIP

1. For NQ contracts only, in "Determining your contract's value," under "Termination of your contract," the following paragraph is added after the last paragraph in this section:

     Subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit option, Protection Plus death benefit, Guaranteed principal benefits, and/or Guaranteed withdrawal benefit ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However the Benefit will not terminate if the ownership of the contract is transferred to (i) a family member (as defined in the contract), (ii) a trust created for the benefit of a family member or members (iii) a trust qualified under section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information.

2.   In "Contract features and benefits," please note the following changes:

     (i) Under "Guaranteed principal benefits," the following paragraph is added at the end of the second paragraph:

           If you elect the Guaranteed principal benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.

     (ii) Under "Guaranteed minimum income benefit option," the following paragraph is added after the end of the second paragraph:

           If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.

     (iii) Under "Guaranteed minimum death benefit," the following paragraph is added after the second paragraph:

           If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.

     (iv) Under "Principal Protector," the following paragraph is added after the second paragraph:

           If you elect the Guaranteed withdrawal benefit option described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Determining your contract`s value," under "Termination of your contract," later in this Prospectus for more information.


F. TEMPORARY LIBERALIZATION PERIOD FOR ALLOCATIONS TO THE GUARANTEED INTEREST OPTION ("GIO")

Please note the following information is to be read in conjunction with the section "Self-directed allocation" in "Allocating your contributions" under "Contract features and benefits":

Except in the state of New York, the limit on allocations to the Guaranteed Interest Option which had been temporarily changed from 25% to 100% has been extended through April 18, 2005.

At the end of this liberalization period, the 25% limit on GIO contributions will be re-imposed, but customers may leave existing GIO assets in the GIO. This liberalization applies to new contributions only. Transfers to the GIO continue to be restricted as before.

If your instructions to us indicate an allocation percentage to the GIO that is greater than 25%, we will continue to honor that allocation until the end of the liberalization period. However, after the end of the liberalization period it will become an invalid allocation and we will no longer be able to honor it. This could cause a delay in crediting your subsequent contributions to the contract. Therefore, before making any new contributions on or after April 19, 2005, you should review your allocation instructions and ensure that your GIO allocation is 25% or less before sending your additional contributions.






                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

               Accumulator(R) Plus(SM) '04 Confirmation SOA Message

Great News! Except in the state of New York, you may continue to allocate 100% of new contributions to the GIO through April 18, 2005. Transfers into the GIO continue to be restricted as before. See your Accumulator(R) Plus(SM) prospectus for details on the transfer restrictions. To ensure that processing of subsequent contributions are not delayed after April 18, 2005, please ensure that your allocation instructions into the GIO do not exceed 25% after that time.